Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.drinkerbiddle.com

April 25, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Chestnut Street Exchange Fund (the “Fund”)

(1940 Act Registration No. 811-2631)

Ladies and Gentlemen:

On behalf of the Fund, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 42 to the Fund’s Registration Statement on Form N-1A.

Questions and comments relating to this filing can be addressed to the undersigned at (215) 988-2897.

Sincerely yours,

/s/ Frances V. Ryan
Frances V. Ryan

Enclosures